Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.86625%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,369,366.70

Principal:
Principal Collections	$29,319,189.21
Prepayments in Full	$16,831,915.33
Liquidation Proceeds	$244,966.94
Recoveries	$281.75
Sub Total	$46,396,353.23
Collections	$49,765,719.93

Purchase Amounts:
Purchase Amounts Related to Principal	$86,578.33
Purchase Amounts Related to Interest	$315.77
Sub Total	$86,894.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,852,614.03

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,852,614.03
Servicing Fee	$1,105,982.43	$1,105,982.43	$0.00	$0.00	$48,746,631.60
Interest - Class A-1 Notes	$270,884.42	$270,884.42	$0.00	$0.00	$48,475,747.18
Interest - Class A-2a Notes	$560,208.67	$560,208.67	$0.00	$0.00	$47,915,538.51
Interest - Class A-2b Notes	$132,192.71	$132,192.71	$0.00	$0.00	$47,783,345.80
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$47,109,413.38
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$46,898,737.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,898,737.80
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$46,828,660.80
Second Priority Principal Payment	$8,874,265.55	$8,874,265.55	$0.00	$0.00	$37,954,395.25
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$37,905,045.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,905,045.25
Regular Principal Payment	$146,572,967.79	$37,905,045.25	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,852,614.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,874,265.55
Regular Principal Payment					$37,905,045.25
Total					$46,779,310.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$46,779,310.80	$184.13	$270,884.42	$1.07	$47,050,195.22	$185.20
Class A-2a Notes	$0.00	$0.00	$560,208.67	$1.57	$560,208.67	$1.57
Class A-2b Notes	$0.00	$0.00	$132,192.71	$1.76	$132,192.71	$1.76
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$46,779,310.80	$35.55	$1,967,320.80	$1.50	$48,746,631.60	$37.05

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$155,447,233.34	0.6118765	$108,667,922.54	0.4277423
Class A-2a Notes	$357,580,000.00	1.0000000	$357,580,000.00	1.0000000
Class A-2b Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,217,287,233.34	0.9250676	$1,170,507,922.54	0.8895181

Pool Information
Weighted Average APR	2.945%	2.919%
Weighted Average Remaining Term	55.44	54.64
Number of Receivables Outstanding	49,330	48,072
Pool Balance	$1,327,178,916.24	$1,280,468,216.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,225,358,499.41	$1,182,092,967.79
Pool Factor	0.9314848	0.8987008

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$98,375,248.88
Targeted Overcollateralization Amount	$140,610,475.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,960,294.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$228,049.76
(Recoveries)		1	$281.75
Net Loss for Current Collection Period			$227,768.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2059%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0001%
Prior Collection Period			0.0207%
Current Collection Period			0.2096%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		285	$251,422.79
(Cumulative Recoveries)			$281.75
Cumulative Net Loss for All Collection Periods			$251,141.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0176%

Average Realized Loss for Receivables that have experienced a Realized Loss			$882.19
Average Net Loss for Receivables that have experienced a Realized Loss			$881.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	220	$5,903,772.15
61-90 Days Delinquent	0.04%	19	$514,067.70
91-120 Days Delinquent	0.01%	5	$162,127.31
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.51%	244	$6,579,967.16

Repossession Inventory:
Repossessed in the Current Collection Period		17	$555,085.91
Total Repossessed Inventory		22	$722,194.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0020%
Prior Collection Period			0.0365%
Current Collection Period			0.0499%
Three Month Average			0.0295%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0528%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer